Finance costs (Tables)	9 Months Ended
Sep. 30, 2022
Finance costs [Abstract]
Finance costs

	For the three months ended September 30,		For the nine months ended September 30,
	2022 £’000	2021 £’000	2022 £’000	2021 £’000
Interest expense on lease liabilities	461	428	1,316	1,301
Interest expense on financial liabilities measured at amortized cost	1,324	889	3,199	3,164
	1,785	1,317	4,515	4,465